FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Expense [Abstract]
Interest on financial liabilities measured at amortised cost	R (1.5)	R (1.4)	R (2.6)
Unwinding of provision for environmental rehabilitation	(56.3)	(46.2)	(45.0)
Discount recognised on payments made under protest	(14.0)	(19.0)	(21.1)
Interest on lease liabilities	(3.0)	(3.8)	(4.2)
Realised foreign exchange loss	(1.6)	0.0	0.0
Other finance expenses	0.0	(0.3)	(1.9)
Finance expense	R (76.4)	R (70.7)	R (74.8)